Income Taxes (Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Tax Contingency [Line Items]
Balance at March 31	¥ 5,305	¥ 5,754
Increase in tax position of current year	1,012	491
Decrease in tax position of prior year	(1,060)	(1,302)
Foreign currency translation adjustments	(199)	362
Balance at March 31	¥ 5,058	¥ 5,305